REVENUES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 3,535	$ 2,115	$ 1,855
Utilities | Regulated Transmission
Disclosure of operating segments [line items]
Revenue	938	27	43
Utilities | Regulated Terminal
Disclosure of operating segments [line items]
Revenue	301	299	330
Utilities | Regulated Distribution
Disclosure of operating segments [line items]
Revenue	546	499	491
Transport | Rail
Disclosure of operating segments [line items]
Revenue	296	270	316
Transport | Ports
Disclosure of operating segments [line items]
Revenue	681	360	220
Transport | Toll Roads
Disclosure of operating segments [line items]
Revenue	313	262	113
Energy | Transmission & Storage
Disclosure of operating segments [line items]
Revenue	150	141	105
Energy | District Energy
Disclosure of operating segments [line items]
Revenue	$ 310	$ 257	$ 237